Stockholders' Equity AOCI Change (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive (Loss) Income, Pension and Other Postretirement Benefit Plans, Net of Tax	$ (17,185)	$ (27,122)	$ (14,126)
Accumulated Other Comprehensive (Loss) Income, foreign currency translation	(16,636)	(9,994)	(4,617)
Total accumulated other comprehensive (loss) income	(33,821)	(37,116)	(18,743)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(966)	(14,004)
Other Comprehensive Income Foreign currency translation	(6,642)	(5,377)
Other Comprehensive (Loss) Income, before Reclassifications, Net of Tax	(7,608)	(19,381)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	10,903	1,008
Other Comprehensive Income (loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Net of Tax	0	0
Reclassification from Accumulated Other Comprehensive (Loss) Income, Current Period, Net of Tax	10,903	1,008
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	9,937	(12,996)	4,623
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,642)	(5,377)	(2,295)
Other Comprehensive (Loss) Income	$ 3,295	$ (18,373)	$ 2,328